SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

19. SEGMENT INFORMATION

The Company manages operations on a company-wide basis, thereby making determinations as to the allocation of resources in total rather than on a segment-level basis. The Company has designated reportable segments based on how management views its business. The Company does not segregate assets between segments for internal reporting. Therefore, asset-related information has not been presented. The reportable segments, as presented below, are consistent with the way the Company reports its results to the chief operating decision maker (“CODM”). Management determined that the Company’s CEO, is ultimately responsible for allocating resources and assessing the performance of the Company. As such, the CEO is the CODM in accordance with ASC 280-10-50-5.

The principal products that comprise each segment are as follows:

Soft Wheat – The Soft Wheat segment includes the production and sale of soft wheat yielding flour that is used to make desserts and sauces.

Durum Wheat - The Durum Wheat segment includes the production and sale of hard wheat yielding flour that is used to make pasta.

Couscous and Pasta – The Couscous and Pasta segment includes the secondary processing of products including couscous and pasta sold to end customers.

The “all other” category includes activities and items not allocated to reportable segments, such as non-operating entities, non-significant activities and centrally incurred corporate overhead expenses.

The Company evaluates the performance of its segments based on sales, cost of sales and operating income. Operating income (loss) is defined as gross profit less sales & marketing costs, direct selling, general, and administrative expenses, and other operating expenses. The amounts in the following tables are obtained from reports used by senior management and do not include income taxes.

Financial information relating to the Company’s reportable segments is as follows:

	Six months ended June 30,
	2025	2024
	(in thousands)
Sales to external customers:
Soft Wheat	$75,272	$122,408
Durum Wheat	2,608	20,432
Couscous & Pasta	6,951	14,894
All others	2,520	1,924
Total	$87,351	$159,658

Cost of sales(1):
Soft Wheat	$(67,835)	$(109,893)
Durum Wheat	(3,038)	(19,189)
Couscous & Pasta	(5,728)	(11,640)
All others	(2,235)	(1,862)
Total	$(78,836)	$(142,584)

Gross profit
Soft Wheat	$7,437	$12,515
Durum Wheat	(430)	1,243
Couscous & Pasta	1,223	3,254
All others	285	62
Total	$8,515	$17,074

Selling, general and administrative expenses(2)
Soft Wheat	$(6,048)	$(12,122)
Durum Wheat	(1,266)	(1,792)
Couscous & Pasta	(783)	(2,320)
All others	(3,440)	(4,822)
Total	$(11,537)	$(21,056)

Operating (loss) income:
Soft Wheat	$1,389	$393
Durum Wheat	(1,696)	(549)
Couscous & Pasta	440	934
All others	(3,155)	(4,760)
Total	$(3,022)	$(3,982)

(1)	Primarily includes purchases of inventory, packaging, and other sales costs.
(2)	Primarily includes payroll costs, transportation fees, professional fees, and other selling, general, and administrative costs.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

Geographic Information — The Company had net sales from customers outside of Morocco of approximately 27.9% (18.4% in Mali, 8.5% in Burkina and 1% in other countries) of total consolidated net sales from continuing operations for the six months ended June 30, 2025. Net sales are determined based on the customer destination where the products are shipped.

Long-lived assets consist of net property, plant, and equipment. The geographic location of long-lived assets is as follows:

	June 30,	December 31,
	2025	2024
	(in thousands)
Morocco	$90,188	$82,391
Burkina	9,254	8,269
Mali	7,239	6,508
Angola	3,991	4,016
Other	453	461
Total	$111,125	$101,645